S-K 1602(c) Dilution	Dec. 31, 2025 USD ($) shares
W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 201,003,380
Number of Shares Used, Adjustment | shares	26,933,333
W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 151,003,380
Number of Shares Used, Adjustment | shares	21,933,333
W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 101,003,380
Number of Shares Used, Adjustment | shares	16,933,333
W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 51,003,380
Number of Shares Used, Adjustment | shares	11,933,333
W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 1,003,380
Number of Shares Used, Adjustment | shares	6,933,333
With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 231,498,272
Number of Shares Used, Adjustment | shares	30,933,333
With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 173,998,272
Number of Shares Used, Adjustment | shares	25,183,333
With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 116,498,272
Number of Shares Used, Adjustment | shares	19,433,333
With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 58,998,272
Number of Shares Used, Adjustment | shares	13,683,333
With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (339,583)
Net Tangible Book Value, Adjusted | $	$ 1,498,272
Number of Shares Used, Adjustment | shares	7,933,333
Net proceeds from this offering and the sale of the private placement shares [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ 200,942,600
Net proceeds from this offering and the sale of the private placement shares [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	200,942,600
Net proceeds from this offering and the sale of the private placement shares [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	200,942,600
Net proceeds from this offering and the sale of the private placement shares [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	200,942,600
Net proceeds from this offering and the sale of the private placement shares [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	200,942,600
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	231,142,600
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	231,142,600
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	231,142,600
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	231,142,600
Net proceeds from this offering and the sale of the private placement shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	231,142,600
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	695,255
Overallotment Liability [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(294,892)
Overallotment Liability [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(294,892)
Overallotment Liability [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(294,892)
Overallotment Liability [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(294,892)
Overallotment Liability [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(294,892)
Overallotment Liability [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Overallotment Liability [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(50,000,000)
Amounts paid for redemptions [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(100,000,000)
Amounts paid for redemptions [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(150,000,000)
Amounts paid for redemptions [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(200,000,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(57,500,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(115,000,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	(172,500,000)
Amounts paid for redemptions [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted | $	$ (230,000,000)
Ordinary shares outstanding prior to this offering [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares outstanding prior to this offering [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,733,333
Ordinary shares forfeited if over-allotment is not exercised [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares offered [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary shares offered [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary shares offered [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary shares offered [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary shares offered [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Ordinary shares offered [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	23,000,000
Representative Shares [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Representative Shares [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Ordinary shares redeemed [Member] | W/O Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | W/O Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(5,000,000)
Ordinary shares redeemed [Member] | W/O Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(10,000,000)
Ordinary shares redeemed [Member] | W/O Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(15,000,000)
Ordinary shares redeemed [Member] | W/O Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(20,000,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(5,750,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(11,500,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(17,250,000)
Ordinary shares redeemed [Member] | With Over- Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment | shares	(23,000,000)